Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net Income (Loss) per Share
13. Net Income (Loss) per Share
The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended December 31, 2023 and 2022 (in thousands, except share and per share amounts):

	Year Ended December 31,
	2023	2022
Numerator:
Net income (loss) attributable to common stockholders—basic and diluted	$12,157	$(105,890)

Denominator:
Weighted-average common shares outstanding—basic	44,327,204	43,738,739
Effect of dilutive securities:
Options to purchase common shares	119,677	—
Unvested restricted stock units	95,010	—
Employee stock purchase plan	26,027	—

Weighted-average common shares outstanding—diluted	44,567,918	43,738,739

Net income (loss) per share applicable to common stockholders—basic	$0.27	$(2.42)
Net income (loss) per share applicable to common stockholders—diluted	$0.27	$(2.42)
Diluted earnings per share includes the assumed exercise of dilutive options, the assumed issuance of unvested restricted stock units, and the assumed issuance of shares under the employee stock purchase plan using the treasury stock method unless the effect is anti-dilutive. The treasury stock method assumes that proceeds, including cash received from the exercise of employee stock options and the average unrecognized compensation expense for unvested share-based compensation awards, would be used to purchase the Company’s common stock at the average market price during the period.
For the year ended December 31, 2022, for purposes of the diluted net income (loss) per share calculation, stock options, unvested restricted stock units are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share, as their effect would be anti-dilutive for all periods presented. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net income (loss) per share attributable to common stockholders is the same.
The following potentially dilutive common stock equivalents, presented based on amounts outstanding at each period end, were excluded from the computation of diluted net income (loss) per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2023	2022
Options to purchase common stock	3,765,482	9,423,271
Restricted stock units	662,103	940,392

Total anti-dilutive shares	4,427,585	10,363,663